Our people - Summary of Geographical Distribution of Staff (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Average number of staff	111,281	114,732	114,129
North America
Disclosure of geographical areas [line items]
Average number of staff	22,474	23,562	23,740
United Kingdom
Disclosure of geographical areas [line items]
Average number of staff	11,816	12,457	12,490
Western Continental Europe
Disclosure of geographical areas [line items]
Average number of staff	22,533	23,580	22,717
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Average number of staff	54,458	55,133	55,182